Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Long-Term Investments [Abstract]
Beginning balance	¥ 11,905	$ 1,702	¥ 8,326	$ 1,191
Capital contribution by the Company	7,000	1,001	3,000	429
Gain attributable to nonconsolidated entity	957	137	579	82
Ending balance	¥ 19,862	$ 2,840	¥ 11,905	$ 1,702